Notes to the consolidated statements of income (Tables)	9 Months Ended
Sep. 30, 2026
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € K

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended September 30, 2026
Healthcare services	3,312,626	—	—	3,312,626
Healthcare products	1,098,652	—	21,680	1,120,332
Insurance contracts	—	503,784	—	503,784
Total	4,411,278	503,784	21,680	4,936,742

	For the three months ended September 30, 2025
Healthcare services	3,219,669	—	—	3,219,669
Healthcare products	1,077,194	—	20,409	1,097,603
Insurance contracts	—	567,578	—	567,578
Total	4,296,863	567,578	20,409	4,884,850

	For the nine months ended September 30, 2026
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	9,709,307	—	—	9,709,307
Healthcare products	3,165,624	—	65,349	3,230,973
Insurance contracts	—	1,469,175	—	1,469,175
Total	12,874,931	1,469,175	65,349	14,409,455

	For the nine months ended September 30, 2025
Healthcare services	9,721,334	—	—	9,721,334
Healthcare products	3,214,731	—	62,735	3,277,466
Insurance contracts	—	1,559,217	—	1,559,217
Total	12,936,065	1,559,217	62,735	14,558,017

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Care Delivery	3,491,930	3,401,706	10,263,812	10,229,217
Thereof: U.S.	2,920,216	2,841,894	8,582,459	8,550,486
Thereof: International	571,714	559,812	1,681,353	1,678,731
Value-Based Care	536,600	575,517	1,563,107	1,610,703
Care Enablement	1,451,438	1,360,660	4,121,490	4,075,435
Inter-segment eliminations	(543,226)	(453,033)	(1,538,954)	(1,357,338)
Total	4,936,742	4,884,850	14,409,455	14,558,017

Schedule of selling, general and administrative expenses

Selling, general and administrative expense

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Distribution costs (1)	155,785	152,304	454,452	461,677
General and administrative expense (1)	587,818	553,136	1,774,101	1,786,428
Selling, general and administrative expense	743,603	705,440	2,228,553	2,248,105
(1)

The Company reclassified €33,818 and €99,190 from “Distribution costs” to “General and administrative expense” for the three and nine months ended September 30, 2025 as a result of a change in accounting policy made to improve the presentation of core administrative functions that support the Company’s operational infrastructure, particularly in relation to patient service-related costs within the revenue cycle management process, including insurance verification, pre-authorizations, coding, claims submission, cash posting, and denial management.

Schedule of amounts included in other operating income

Other operating income

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Foreign exchange gains	72,552	36,200	279,394	301,410
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	1,961	1,097	15,654	7,668
Revaluation of certain investments (1)	16	(178)	3,273	7,328
Income from strategic transactions and programs	19,871	2,405	34,135	10,342
Changes in fair value of the derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	10,858	2,010	14,969	30,605
Other	11,107	14,543	47,331	39,883
Other operating income	116,365	56,077	394,756	397,236

(1)Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and nine months ended September 30, 2026 and 2025.

Schedule of amounts included in other operating expense

Other operating expense

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Foreign exchange losses	79,352	47,958	290,252	338,678
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	517	5,200	2,900	8,162
Revaluation of certain investments (1)	4,339	5,027	10,719	70,173
Expenses from strategic transactions and programs	119,727	53,225	285,319	94,084
Changes in fair value of the derivatives embedded in vPPAs	8,446	3,797	28,869	14,443
Other	28,429	10,067	75,743	51,304
Other operating expense	240,810	125,274	693,802	576,844
(1)	Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and nine months ended September 30, 2026 and 2025.

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Impairment of intangible and tangible assets(1)	74,531	211	198,226	12,679
Legacy Portfolio Optimization	72,646	(150)	72,873	11,997
FME25+ Program	1,885	361	125,353	682
Impairment resulting from the measurement of assets held for sale	237	(75)	237	8,789
Legacy Portfolio Optimization	237	(75)	237	8,789
Loss from the sale of business	(3)	43,444	647	43,444
Legacy Portfolio Optimization	(3)	43,444	647	43,444
Other(2)	44,962	9,645	86,209	29,172
FME25+ Program	(513)	—	21,268	—
Legacy Portfolio Optimization	45,475	9,429	64,941	27,494
Legal Form Conversion Costs	—	216	—	1,678
Expenses from strategic transactions and programs	119,727	53,225	285,319	94,084
(1)	For the three and nine months ended September 30, 2026 and 2025, the amounts primarily relate to costs of revenue and, to a lesser extent, to selling, general and administrative expense.
(2)	For the three and nine months ended September 30, 2026, the amounts relate primarily to costs of revenue and, to a lesser extent, to selling, general and administrative expense. For the three and nine months ended September 30, 2025, the amounts primarily relate to selling, general and administrative expense and, to a lesser extent, to costs of revenue.

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € K, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2026	2025	2026	2025
Numerator:
Net income attributable to shareholders of FME AG	159,777	274,797	495,683	651,289

Denominators:
Weighted average number of shares outstanding	262,951,005	292,101,583	268,833,509	292,971,355
Potentially dilutive shares (see note 11)	—	—	—	—

Basic earnings per share	0.61	0.94	1.84	2.22
Diluted earnings per share	0.61	0.94	1.84	2.22

Schedule of number of shares acquired in the context of the share buyback programs

Treasury Stock

			Total number of
			shares purchased	Maximum value of
			and retired	shares that may yet
			as part of publicly	be purchased under
	Total number of	Average price per	announced plans or	the plans or
Period	shares purchased	share	programs	programs
		in €		in € K

August 2025	2,084,733	42.68	2,084,733	511,021
September 2025	1,479,790	42.45	1,479,790	448,210
October 2025	788,260	46.38	788,260	411,651
November 2025	4,164,232	41.10	4,164,232	240,485
December 2025	5,607,549	40.26	5,607,549	—
January 2026	2,898,373	37.29	2,898,373	305,474
February 2026	2,596,794	39.67	2,596,794	202,449
March 2026	3,705,233	38.72	3,705,233	58,973
April 2026	1,523,855	38.67	1,523,855	—
May 2026	155,000	37.15	155,000	594,242
June 2026	2,299,945	39.49	2,299,945	503,409
July 2026	1,178,833	41.86	1,178,833	454,065
August 2026	3,205,260	40.84	3,205,260	323,153
September 2026	2,216,227	38.92	2,216,227	236,894
Total repurchased shares (1)	33,904,084	40.17	33,904,084	236,894

Cancellation of repurchased shares	24,848,819	40.19	24,848,819	—

Treasury Stock held on September 30, 2026	9,055,265	40.10	9,055,265	—
(1)	The difference between the maximum value of shares that may yet be purchased under the Company’s share buyback program and the liability for such shares of €1,613 as of September 30, 2026 results from the timing of payments made for share repurchases on a weekly basis. The difference is recorded in the consolidated statements of equity within Additional paid-in capital.